Schedule of Investments (unaudited)
June 30, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
AeroVironment, Inc.(a)(b)	27,814	$ 4,591,257
ATI, Inc.(a)	117,280	23,115,888
Axon Enterprise, Inc.(a)	45,854	25,706,211
Boeing Co. (The)(a)	299,063	64,738,167
BWX Technologies, Inc.	78,736	15,325,962
Carpenter Technology Corp.	43,047	26,553,111
Curtiss-Wright Corp.	31,796	24,093,737
General Dynamics Corp.	115,970	41,081,213
General Electric Co.	467,701	174,793,895
Hexcel Corp.	65,746	6,578,545
Howmet Aerospace, Inc.	344,918	92,734,653
Kratos Defense & Security Solutions, Inc.(a)	160,952	8,025,067
Moog, Inc., Class A	24,627	10,437,908
RTX Corp.	1,161,720	220,413,135
StandardAero, Inc.(a)	101,936	3,048,906
TransDigm Group, Inc.	48,217	64,226,973
Woodward, Inc.	51,072	21,728,072
		827,192,700
Automobile Components — 0.0%
Autoliv, Inc.	37,912	4,404,237
Gentex Corp.	74,083	1,872,077
		6,276,314
Automobiles — 2.0%
Tesla, Inc.(a)	1,504,716	632,883,550
Banks — 1.6%
Cullen/Frost Bankers, Inc.	27,939	4,317,134
East West Bancorp, Inc.	59,522	7,683,695
First Financial Bankshares, Inc.	47,920	1,658,032
International Bancshares Corp.	22,401	1,701,356
JPMorgan Chase & Co.	1,570,729	514,146,724
Texas Capital Bancshares, Inc.	19,663	2,030,401
		531,537,342
Beverages — 0.6%
Celsius Holdings, Inc.(a)(b)	139,966	4,098,205
Coca-Cola Co. (The)	1,402,003	113,940,784
Coca-Cola Consolidated, Inc.	48,045	9,172,751
Monster Beverage Corp.(a)	617,574	59,361,213
		186,572,953
Biotechnology — 1.4%
AbbVie, Inc.	700,620	176,304,017
Amgen, Inc.	316,696	114,681,956
Arrowhead Pharmaceuticals, Inc.(a)	120,445	9,817,472
BioMarin Pharmaceutical, Inc.(a)(b)	95,870	5,485,681
Cytokinetics, Inc.(a)	63,197	5,383,752
Exelixis, Inc.(a)	216,679	11,789,504
Gilead Sciences, Inc.	577,967	73,020,351
Halozyme Therapeutics, Inc.(a)	101,738	7,963,033
Incyte Corp.(a)	144,329	16,361,136
Neurocrine Biosciences, Inc.(a)	87,440	14,736,700
Roivant Sciences Ltd.(a)	222,496	7,874,134
United Therapeutics Corp.(a)	36,595	19,828,269
		463,246,005
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	4,472,493	1,065,973,982
eBay, Inc.	283,241	31,652,182
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	53,771	4,133,914
		1,101,760,078
Security	Shares	Value
Building Products — 0.4%
AAON, Inc.	58,048	$ 7,363,969
Advanced Drainage Systems, Inc.	35,004	5,494,228
Allegion PLC	40,489	5,688,300
Carlisle Cos., Inc.	15,004	5,442,701
Fortune Brands Innovations, Inc.	60,096	3,299,270
Johnson Controls International PLC	347,126	50,718,580
Simpson Manufacturing Co., Inc.	17,729	3,711,566
Trane Technologies PLC	101,004	49,609,125
		131,327,739
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	22,773	7,706,383
Bank of New York Mellon Corp. (The)	372,771	53,906,414
Carlyle Group, Inc. (The)	87,082	3,667,023
Cboe Global Markets, Inc.	45,558	11,055,560
CME Group, Inc., Class A	175,021	38,649,887
Evercore, Inc., Class A	20,836	7,114,244
Federated Hermes, Inc., Class B, NVS	64,730	3,574,391
Goldman Sachs Group, Inc. (The)	165,300	167,179,461
Hamilton Lane, Inc., Class A	19,435	1,532,061
Houlihan Lokey, Inc., Class A	25,182	3,377,662
Interactive Brokers Group, Inc., Class A	383,382	33,369,569
KKR & Co., Inc., Class A	319,560	29,329,217
Moody’s Corp.	62,166	28,156,225
Morgan Stanley	630,360	131,770,454
Morningstar, Inc.	8,788	1,371,104
MSCI, Inc., Class A	32,640	18,279,706
Robinhood Markets, Inc., Class A(a)	683,220	68,513,301
S&P Global, Inc.	115,010	46,838,973
SEI Investments Co.	48,055	4,214,904
Stifel Financial Corp.	73,407	5,121,606
		664,728,145
Chemicals — 0.1%
NewMarket Corp.	6,513	5,153,346
RPM International, Inc.	45,895	5,101,229
Solstice Advanced Materials, Inc.	72,904	6,459,295
		16,713,870
Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	25,959	2,452,866
Clean Harbors, Inc.(a)	21,685	6,478,394
MSA Safety, Inc.	19,436	3,393,137
RB Global, Inc.	159,857	18,615,348
Rollins, Inc.	252,233	10,528,205
Tetra Tech, Inc.	228,915	6,613,354
		48,081,304
Communications Equipment — 1.5%
Arista Networks, Inc.(a)	890,114	151,212,566
Ciena Corp.(a)	122,082	59,888,546
Cisco Systems, Inc.	1,804,667	211,976,186
Lumentum Holdings, Inc.(a)	67,073	57,552,659
Viavi Solutions, Inc.(a)	201,643	9,628,453
		490,258,410
Construction & Engineering — 0.8%
AECOM	48,202	3,364,500
API Group Corp.(a)	332,571	14,084,382
Comfort Systems U.S.A., Inc.	30,298	60,049,121
Dycom Industries, Inc.(a)	25,231	12,756,541
EMCOR Group, Inc.	38,308	31,791,043
IES Holdings, Inc.(a)	7,550	5,546,683
MasTec, Inc.(a)	52,895	22,007,494
Quanta Services, Inc.	129,267	93,077,411

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.(a)	26,471	$ 22,218,698
Valmont Industries, Inc.	10,342	5,973,539
		270,869,412
Construction Materials — 0.0%
Eagle Materials, Inc.	14,263	3,209,175
Knife River Corp.(a)	19,903	1,664,886
		4,874,061
Consumer Finance — 0.4%
American Express Co.	311,982	105,527,911
FirstCash Holdings, Inc.	32,884	7,113,467
SLM Corp.	91,551	2,374,833
		115,016,211
Consumer Staples Distribution & Retail — 0.1%
Casey’s General Stores, Inc.	31,857	25,319,625
Sprouts Farmers Market, Inc.(a)	34,110	2,885,024
		28,204,649
Diversified Consumer Services — 0.0%
Duolingo, Inc., Class A(a)	24,154	2,778,193
Graham Holdings Co., Class B	1,306	1,490,695
Grand Canyon Education, Inc.(a)	22,440	3,211,388
H&R Block, Inc.	57,611	2,193,827
Service Corp. International	65,046	4,940,894
		14,614,997
Diversified REITs — 0.0%
WP Carey, Inc.	101,774	7,276,841
Electric Utilities — 0.2%
Constellation Energy Corp.	184,641	45,859,285
IDACORP, Inc.	24,550	3,714,415
NRG Energy, Inc.	135,421	19,779,591
TXNM Energy, Inc.	35,106	1,993,319
		71,346,610
Electrical Equipment — 1.4%
Acuity, Inc.	18,021	6,787,790
EnerSys	32,185	7,525,497
GE Vernova, Inc.	231,656	272,163,368
Nextpower, Inc., Class A(a)	82,538	9,833,577
nVent Electric PLC	139,114	23,595,126
Rockwell Automation, Inc.	52,754	26,117,450
Vertiv Holdings Co., Class A	330,756	110,743,724
Vicor Corp.(a)	19,710	7,485,464
		464,251,996
Electronic Equipment, Instruments & Components — 1.7%
Advanced Energy Industries, Inc.	32,973	12,294,642
Amphenol Corp., Class A	1,060,535	186,993,531
Belden, Inc.(b)	15,270	1,831,026
Cognex Corp.	73,240	5,304,041
Coherent Corp.(a)	168,649	66,526,971
Corning, Inc.	466,240	119,091,683
Crane NXT Co.	18,024	922,108
Fabrinet(a)	30,819	17,322,744
Flex Ltd.(a)	316,961	51,369,869
Jabil, Inc.	55,143	21,256,524
Littelfuse, Inc.	9,252	4,212,713
Novanta, Inc.(a)(b)	14,633	2,374,058
Sanmina Corp.(a)	46,199	11,692,043
TE Connectivity PLC	173,629	35,005,343
TTM Technologies, Inc.(a)	90,067	16,844,330
Vontier Corp.(b)	54,433	1,578,557
		554,620,183
Security	Shares	Value
Energy Equipment & Services — 0.1%
TechnipFMC PLC	343,699	$ 22,787,244
Valaris Ltd.(a)	56,783	4,122,446
Weatherford International PLC	26,462	2,156,653
		29,066,343
Entertainment — 1.1%
Electronic Arts, Inc.	91,123	18,683,860
Live Nation Entertainment, Inc.(a)	73,151	13,394,680
Netflix, Inc.(a)	3,629,947	259,178,216
Roku, Inc., Class A(a)	113,095	15,622,943
Take-Two Interactive Software, Inc.(a)	77,867	19,465,193
TKO Group Holdings, Inc., Class A	54,288	10,928,717
Warner Music Group Corp., Class A	64,072	1,734,429
		339,008,038
Financial Services — 4.2%
Apollo Global Management, Inc.	210,730	24,931,466
Berkshire Hathaway, Inc., Class B(a)	1,580,436	790,834,370
Equitable Holdings, Inc.	48,465	2,126,644
Essent Group Ltd.	35,433	2,277,633
Mastercard, Inc., Class A	466,031	239,353,522
MGIC Investment Corp.	92,980	2,622,036
Shift4 Payments, Inc., Class A(a)(b)	38,382	1,866,900
Toast, Inc., Class A(a)	404,278	11,247,014
Visa, Inc., Class A	786,923	269,985,412
WEX, Inc.(a)	17,661	2,491,791
		1,347,736,788
Food Products — 0.0%
Marzetti Co. (The)	8,010	914,422
Gas Utilities — 0.0%
National Fuel Gas Co.	48,954	3,779,738
Spire, Inc.	22,077	1,723,993
		5,503,731
Ground Transportation — 0.5%
Avis Budget Group, Inc.(a)(b)	10,347	1,529,597
Uber Technologies, Inc.(a)	1,754,808	126,626,945
XPO, Inc.(a)	101,446	20,825,850
		148,982,392
Health Care Equipment & Supplies — 1.0%
Boston Scientific Corp.(a)	861,271	36,759,046
Dexcom, Inc.(a)	170,152	11,459,737
Edwards Lifesciences Corp.(a)	227,704	20,598,104
Globus Medical, Inc., Class A(a)(b)	97,395	7,695,179
Haemonetics Corp.(a)	23,410	1,755,750
IDEXX Laboratories, Inc.(a)	68,003	35,799,499
Insulet Corp.(a)	60,506	9,212,039
Intuitive Surgical, Inc.(a)	305,307	121,414,488
Lantheus Holdings, Inc.(a)(b)	37,753	4,188,318
LivaNova PLC(a)	47,818	3,932,074
Penumbra, Inc.(a)	34,282	10,824,541
ResMed, Inc.	69,251	13,495,635
STERIS PLC	41,873	8,817,198
Stryker Corp.	125,137	39,398,133
		325,349,741
Health Care Providers & Services — 0.3%
Chemed Corp.	5,611	2,613,267
Encompass Health Corp.	85,515	8,643,856
Ensign Group, Inc. (The)	50,441	8,085,692
HCA Healthcare, Inc.	133,866	52,193,015
HealthEquity, Inc.(a)(b)	72,589	6,556,239
Hims & Hers Health, Inc., Class A(a)(b)	179,280	6,215,638

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(a)	139,090	$ 2,916,717
Tenet Healthcare Corp.(a)	74,211	13,883,394
		101,107,818
Health Care REITs — 0.6%
American Healthcare REIT, Inc.	101,349	5,285,350
CareTrust REIT, Inc.	203,647	8,217,156
Omega Healthcare Investors, Inc.	139,773	6,664,377
Sabra Health Care REIT, Inc.	218,374	4,260,477
Ventas, Inc.	217,939	19,352,983
Welltower, Inc.	608,541	138,120,551
		181,900,894
Health Care Technology — 0.1%
Doximity, Inc., Class A(a)	112,076	2,324,456
Veeva Systems, Inc., Class A(a)	81,185	14,407,902
		16,732,358
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	169,326	24,230,551
Booking Holdings, Inc.	667,988	119,062,181
Boyd Gaming Corp.	47,419	4,188,520
Carnival Corp. Ltd.	1,106,100	31,601,277
Cava Group, Inc.(a)	36,762	2,885,082
Choice Hotels International, Inc.(b)	10,641	1,173,383
Churchill Downs, Inc.	58,013	5,200,285
DoorDash, Inc., Class A(a)(b)	326,225	60,198,299
Dutch Bros, Inc., Class A(a)	62,003	4,452,436
Expedia Group, Inc.	98,707	25,257,147
Hilton Grand Vacations, Inc.(a)	51,987	2,722,559
Hilton Worldwide Holdings, Inc.	196,242	64,850,131
Hyatt Hotels Corp., Class A	23,883	4,629,481
Las Vegas Sands Corp.	256,525	11,848,890
Marriott International, Inc., Class A	188,670	69,919,215
McDonald’s Corp.	269,502	72,849,086
Norwegian Cruise Line Holdings Ltd.(a)	223,146	4,710,612
Planet Fitness, Inc., Class A(a)	67,606	3,527,005
Royal Caribbean Cruises Ltd.	215,018	68,274,666
Texas Roadhouse, Inc.	56,251	10,869,381
Travel + Leisure Co.	55,013	4,204,644
Vail Resorts, Inc.	15,569	2,119,719
Wingstop, Inc.	24,296	4,213,169
Wyndham Hotels & Resorts, Inc.	34,987	2,946,255
Wynn Resorts Ltd.	71,499	6,941,838
Yum! Brands, Inc.	115,942	18,534,488
		631,410,300
Household Durables — 0.1%
Somnigroup International, Inc.	180,488	14,150,259
TopBuild Corp.(a)	24,347	8,631,742
		22,782,001
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.	53,348	5,809,597
Talen Energy Corp.(a)	39,280	15,093,733
Vistra Corp.	273,232	43,342,792
		64,246,122
Industrial REITs — 0.1%
EastGroup Properties, Inc.	28,779	5,828,611
First Industrial Realty Trust, Inc.	115,975	7,110,427
STAG Industrial, Inc.	99,695	3,794,392
		16,733,430
Insurance — 0.4%
American Financial Group, Inc.	24,219	3,389,207
Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	79,091	$ 14,642,908
Hanover Insurance Group, Inc. (The)	13,422	2,873,919
Kinsale Capital Group, Inc.	18,638	6,146,999
Old Republic International Corp.	103,562	4,237,757
Primerica, Inc.	15,389	4,373,554
Progressive Corp. (The)	282,085	61,621,468
RenaissanceRe Holdings Ltd.	19,465	6,168,458
Ryan Specialty Holdings, Inc., Class A	65,444	2,471,165
W R Berkley Corp.	144,261	10,174,728
		116,100,163
Interactive Media & Services — 13.4%
Alphabet, Inc., Class A	5,054,828	1,806,443,882
Alphabet, Inc., Class C, NVS	4,074,430	1,439,618,352
Meta Platforms, Inc., Class A	1,892,965	1,066,288,255
Pinterest, Inc., Class A(a)	282,408	5,939,040
		4,318,289,529
IT Services — 0.6%
DigitalOcean Holdings, Inc.(a)	68,803	10,804,135
International Business Machines Corp.	420,388	118,217,310
Okta, Inc., Class A(a)	144,529	19,720,982
Twilio, Inc., Class A(a)	130,755	26,978,679
VeriSign, Inc.	70,607	17,761,897
		193,483,003
Leisure Products — 0.0%
Mattel, Inc.(a)	108,903	1,511,574
YETI Holdings, Inc.(a)(b)	40,268	1,995,682
		3,507,256
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., Class A(a)	8,885	2,608,725
Bruker Corp.	47,502	2,858,670
Illumina, Inc.(a)	70,437	12,384,937
Medpace Holdings, Inc.(a)(b)	19,573	10,365,665
Mettler-Toledo International, Inc.(a)	8,272	10,567,563
Repligen Corp.(a)	25,350	3,458,754
Sotera Health Co.(a)	228,625	4,058,094
		46,302,408
Machinery — 2.0%
Caterpillar, Inc.	397,057	422,825,999
Chart Industries, Inc.(a)	38,386	8,020,371
Crane Co.	21,747	4,851,103
Cummins, Inc.	79,696	56,839,984
Donaldson Co., Inc.	67,990	6,103,462
Esab Corp.	21,860	2,156,052
Flowserve Corp.	111,434	8,263,945
Graco, Inc.	73,231	5,536,996
ITT, Inc.	77,074	15,242,154
Lincoln Electric Holdings, Inc.	31,843	8,454,635
Mueller Industries, Inc.	68,038	8,363,911
Oshkosh Corp.	25,345	3,889,951
Parker-Hannifin Corp.	60,871	59,539,143
RBC Bearings, Inc.(a)	27,142	17,481,077
SPX Technologies, Inc.(a)	42,615	10,447,920
Watts Water Technologies, Inc., Class A	23,992	9,391,668
		647,408,371
Marine Transportation — 0.0%
Kirby Corp.(a)	21,718	2,952,996
Media — 0.1%
EchoStar Corp., Class A(a)(b)	115,409	11,714,013
Fox Corp., Class A, NVS	114,844	5,990,263

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Fox Corp., Class B	80,877	$ 3,788,279
New York Times Co. (The), Class A	137,961	9,654,511
Nexstar Media Group, Inc., Class A	13,724	2,450,969
		33,598,035
Metals & Mining — 0.4%
Coeur Mining, Inc.	891,814	14,554,404
Hecla Mining Co.	586,564	9,050,682
MP Materials Corp., Class A(a)(b)	69,481	3,891,631
Newmont Corp.	920,294	85,955,460
Royal Gold, Inc.	69,913	13,955,334
		127,407,511
Multi-Utilities — 0.0%
Northwestern Energy Group, Inc.	23,682	1,696,105
Office REITs — 0.0%
COPT Defense Properties	41,501	1,510,221
Oil, Gas & Consumable Fuels — 0.1%
Antero Midstream Corp.	291,809	6,638,655
DT Midstream, Inc.	64,173	9,416,746
		16,055,401
Personal Care Products — 0.0%
elf Beauty, Inc.(a)	34,918	2,583,932
Pharmaceuticals — 3.6%
Elanco Animal Health, Inc.(a)	434,985	10,704,981
Eli Lilly & Co.	681,939	817,938,095
Jazz Pharmaceuticals PLC(a)	54,090	13,034,067
Johnson & Johnson	1,224,348	310,947,661
		1,152,624,804
Professional Services — 0.1%
CACI International, Inc., Class A(a)	19,024	8,813,058
ExlService Holdings, Inc.(a)	130,344	3,370,696
Exponent, Inc.	22,819	1,340,844
FTI Consulting, Inc.(a)	10,571	1,575,185
Genpact Ltd.	65,900	1,812,250
Maximus, Inc.	26,705	1,435,661
Parsons Corp.(a)(b)	31,196	1,634,359
Paylocity Holding Corp.(a)	38,033	3,975,590
TransUnion	84,823	6,119,131
UL Solutions, Inc., Class A(b)	65,813	6,703,712
Verisk Analytics, Inc.	59,857	10,746,127
		47,526,613
Residential REITs — 0.0%
Equity LifeStyle Properties, Inc.	84,927	5,473,545
Retail REITs — 0.1%
Agree Realty Corp.	45,145	3,419,282
Brixmor Property Group, Inc.	123,273	3,886,798
NNN REIT, Inc.	71,532	3,328,384
Simon Property Group, Inc.	114,417	25,589,362
		36,223,826
Semiconductors & Semiconductor Equipment — 28.9%
Advanced Micro Devices, Inc.(a)	1,405,676	816,571,245
Allegro MicroSystems, Inc.(a)(b)	68,416	4,763,122
Amkor Technology, Inc.	47,797	4,121,535
Applied Materials, Inc.	684,139	494,632,497
Broadcom, Inc.	4,081,553	1,541,806,646
Cirrus Logic, Inc.(a)	25,337	3,763,305
Entegris, Inc.	53,235	9,574,847
First Solar, Inc.(a)	92,555	21,839,278
KLA Corp.	1,126,089	339,752,312
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	1,078,065	$ 467,157,906
Lattice Semiconductor Corp.(a)	68,992	10,553,016
MACOM Technology Solutions Holdings, Inc.(a)	55,961	21,285,886
Marvell Technology, Inc.	354,750	105,676,478
Micron Technology, Inc.	972,172	1,122,168,418
MKS, Inc.	40,971	18,223,901
Monolithic Power Systems, Inc.	42,195	58,328,680
NVIDIA Corp.	20,879,496	4,177,778,355
Onto Innovation, Inc.(a)	20,592	7,793,042
Rambus, Inc.(a)(b)	92,634	12,296,237
Semtech Corp.(a)	56,184	9,093,380
Silicon Laboratories, Inc.(a)	15,109	3,302,223
SiTime Corp.(a)	19,178	14,298,350
Teradyne, Inc.	78,623	38,040,952
Universal Display Corp.	16,244	1,406,568
		9,304,228,179
Software — 10.9%
Appfolio, Inc., Class A(a)	20,034	3,212,452
AppLovin Corp., Class A(a)	231,935	119,499,870
Autodesk, Inc.(a)	106,186	20,644,682
Bentley Systems, Inc., Class B	78,321	2,341,015
BILL Holdings, Inc.(a)	38,191	1,380,987
Cadence Design Systems, Inc.(a)	149,798	56,222,185
Commvault Systems, Inc.(a)	21,575	3,057,825
Crowdstrike Holdings, Inc., Class A(a)	219,424	167,451,231
Datadog, Inc., Class A(a)	285,187	74,251,287
Docusign, Inc.(a)	98,140	4,359,379
Dolby Laboratories, Inc., Class A	24,093	1,266,810
Dropbox, Inc., Class A(a)	129,115	3,546,789
Dynatrace, Inc.(a)	257,564	11,309,635
Fair Isaac Corp.(a)	9,798	11,706,454
Fortinet, Inc.(a)	338,216	51,956,742
Guidewire Software, Inc.(a)	72,369	8,905,005
InterDigital, Inc.	22,301	6,314,082
Intuit, Inc.	133,505	34,844,805
Manhattan Associates, Inc.(a)	32,064	4,464,912
Microsoft Corp.	6,403,743	2,388,724,214
Nutanix, Inc., Class A(a)	137,176	6,990,489
Oracle Corp.	760,652	111,473,551
Palantir Technologies, Inc., Class A(a)	1,977,061	230,663,707
Palo Alto Networks, Inc.(a)	391,347	133,457,154
Pegasystems, Inc.	77,440	2,320,877
Qualys, Inc.(a)	31,344	4,309,487
ServiceNow, Inc.(a)	542,314	53,840,934
UiPath, Inc., Class A(a)(b)	279,684	3,040,165
Workday, Inc., Class A(a)	77,274	9,459,883
		3,531,016,608
Specialized REITs — 0.1%
CubeSmart	89,769	3,570,113
EPR Properties	34,627	2,008,712
Gaming & Leisure Properties, Inc.	108,200	4,818,146
Lamar Advertising Co., Class A	45,533	7,102,238
National Storage Affiliates Trust	26,143	1,162,579
		18,661,788
Specialty Retail — 0.8%
Abercrombie & Fitch Co., Class A(a)	16,915	1,522,519
AutoZone, Inc.(a)	9,236	29,517,702
Burlington Stores, Inc.(a)	32,609	10,330,531
Carvana Co., Class A(a)	312,422	20,563,616
Chewy, Inc., Class A(a)	132,146	2,596,669
Dick’s Sporting Goods, Inc.	23,220	5,266,528

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Five Below, Inc.(a)	48,249	$ 8,674,688
O’Reilly Automotive, Inc.(a)	714,404	65,789,464
Ross Stores, Inc.	133,137	28,338,211
TJX Cos., Inc. (The)	524,300	79,431,450
Ulta Beauty, Inc.(a)	37,552	16,935,201
Valvoline, Inc.(a)	106,723	4,219,827
		273,186,406
Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	6,330,670	1,831,842,671
Everpure, Inc., Class A(a)	273,382	21,539,768
Sandisk Corp.(a)	127,740	290,446,270
Seagate Technology Holdings PLC	123,709	119,379,185
		2,263,207,894
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.(a)	50,179	931,824
Crocs, Inc.(a)(b)	17,234	2,079,110
Ralph Lauren Corp., Class A	33,227	13,337,650
Tapestry, Inc.	173,783	25,438,355
		41,786,939
Tobacco — 0.4%
Philip Morris International, Inc.	752,400	136,116,684
Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	17,302	5,850,671
Core & Main, Inc., Class A(a)	73,323	3,537,835
GATX Corp.	18,042	3,196,862
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	16,847	$ 2,003,951
United Rentals, Inc.	30,245	34,264,258
		48,853,577
Total Long-Term Investments — 100.0% (Cost: $18,951,677,834)		32,232,929,542
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	82,150,772	82,175,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	28,110,465	28,110,465
Total Short-Term Securities — 0.3% (Cost: $110,255,777)		110,285,882
Total Investments — 100.3% (Cost: $19,061,933,611)		32,343,215,424
Liabilities in Excess of Other Assets — (0.3)%		(93,279,150)
Net Assets — 100.0%		$ 32,249,936,274

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 128,986,031	$ —	$ (46,832,408)(a)	$ 12,847	$ 8,947	$ 82,175,417	82,150,772	$ 80,818 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	29,277,127	—	(1,166,662)(a)	—	—	28,110,465	28,110,465	258,992	—
				$ 12,847	$ 8,947	$ 110,285,882		$ 339,810	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Core S&P  U.S. Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	3	09/18/26	$ 1,162	$ 35,779
Nasdaq 100 E-Mini Index	17	09/18/26	10,378	261,859
S&P 500 E-Mini Index	21	09/18/26	7,926	93,932
				$ 391,570
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 32,232,929,542	$ —	$ —	$ 32,232,929,542
Short-Term Securities
Money Market Funds	110,285,882	—	—	110,285,882
	$ 32,343,215,424	$ —	$ —	$ 32,343,215,424
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 391,570	$ —	$ —	$ 391,570

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust